SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

        Property and equipment, net, consisted of the following (in RMB thousands):

	December 31,
	2011	2012
Computers and software	42,586	41,250
Furniture, fixtures and equipment	28,729	26,653
Vehicles	6,928	6,124
Leasehold improvements	51,271	45,331

	129,514	119,358
Less: accumulated depreciation and amortization	(67,001)	(78,526)

Property and equipment, net	62,513	40,832

Schedule of financial instruments measured at fair value

        The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 and 2012.

		Fair value measurement at reporting date using
Items	As of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent consideration payable	44,227,000	-	-	44,227,000

Total	44,227,000	-	-	44,227,000

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	106,000,000	-	106,000,000	-
Contingent consideration payable	33,773,915	-	-	33,773,915

Total	139,773,915	-	106,000,000	33,773,915

Schedule of contingent consideration payable

        The following summarizes the Group's contingent consideration payable as of December 31, 2012 (in RMB thousands):

Balance as of December 31, 2011	44,227
Purchases, sales, issuances, and settlements (net)	-
Total gains or losses for the period	(10,453)

Balance as of December 31, 2012	33,774

Schedule of net change in fair value

        The following summarizes the net change in fair value recorded for the years ended December 31, 2011 and 2012:

	Years ended December 31,
	2011	2012
Net change in fair value in contingent consideration	25,716	10,453
Net change in fair value in post-employees' options	-	1,536

Total net change in fair value	25,716	11,989

Schedule of assets measured at fair value on a nonrecurring basis

        The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2012:

		Fair value measurement at reporting date using
Items	As of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Goodwill	103,942,191	-	-	103,942,191

Total	103,942,191	-	-	103,942,191